Document and Entity Information	Nov. 10, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Markforged Holding Corp
Amendment Flag	true
Entity Central Index Key	0001816613
Document Type	8-K/A
Document Period End Date	Nov. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39453
Entity Tax Identification Number	98-1545859
Entity Address, Address Line One	480 Pleasant Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(866)
Local Phone Number	496-1805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 10, 2021, Markforged Holding Corporation (“Markforged”) issued a press release announcing its financial results for the third quarter ended September 30, 2021 and filed a Current Report on Form 8-K furnishing the press release as Exhibit 99.1. On November 15, 2021, Markforged issued a revised press release to correct the stock compensation expense for the three and nine month periods ending September 30, 2021 that was incorrectly published as $6.202 million and $9.176 million, respectively, to properly reflect $8.421 million and $11.395 million, respectively. As a result of the change in stock compensation expense, the net profit from operations should be $21.7 million in the third quarter of 2021 and $0.6 million for the nine month period ending September 30, 2021 (instead of $23.9 million and $2.8 million, respectively). Additionally, the basic weighted average shares outstanding for the three and nine month periods ending September 30, 2021 and 2020 should be (i) for the three and nine month periods ended September 30, 2021, 162,942,990 and 81,373,265, respectively (instead of 163,426,469 and 81,856,744, respectively), and (ii) for the three and nine month periods ended September 30, 2020, 38,545,607 and 38,149,992, respectively (instead of 38,778,614 and 38,382,999, respectively). The diluted weighted average shares outstanding for the three and nine month periods ending September 30, 2021 and 2020 should be (i) for the three and nine month periods ended September 30, 2021, 167,091,320 and 85,407,166, respectively (instead of 176,420,646 and 94,736,492, respectively), and (ii) for the three and nine month periods ended September 30, 2020, 38,545,607 and 38,149,992, respectively (instead of 38,778,614 and 38,382,999, respectively). Markforged is filing this Amendment No. 1 on Form 8-K/A to furnish the revised press release. Except as described above, all other information in the original press release remains unchanged.
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MKFG
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock 0.0001 Par Value 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock, $0.0001 par value
Trading Symbol	MKFG.WS
Security Exchange Name	NYSE